Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Stockholders' Equity (Deficit) [Abstract]
Schedule of restricted common stock
	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested March 31, 2017	—	$—
Issued	233,334	5.01
Vested	(25,000)	5.01
Forfeited	—	—
Non-vested, September 30, 2017	208,334	$5.01

Schedule of stock options activities
	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance outstanding, March 31, 2017	—	$—	—
Granted	2,583,333	3.17	9.94
Exercised	—	—	—
Forfeited/expired	—	—	—
Balance outstanding, September 30, 2017	2,583,333	$3.17	9.94
Exercisable, September 30, 2017	—	$—	—

Schedule of warrant activities
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance outstanding, March 31, 2017	50,000	$0.030	2.99
Granted	290,834	0.030	3.07
Exercised	(340,834)	0.030	3.06
Forfeited/expired	—	—	—
Balance outstanding, September 30, 2017	—	$—	—
Exercisable, September 30, 2017	—	$—	—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding, April 1, 2016	1,200,000	$0.135	3.21
Granted	387,500	0.015	2.21
Exercised	(387,500)	0.015	4.24
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2016	1,200,000	0.150	4.16
Granted	2,138,904	0.021	2.91
Exercised	(3,288,904)	0.066	3.15
Forfeited/expired	—	—	—
Balance outstanding, March 31, 2017	50,000	$0.030	2.99
Exercisable, March 31, 2017	50,000	$0.030	2.99